Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Note 10: Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), included in stockholders’ equity, are as follows:

	2019	2018
	(In thousands)
Net unrealized gain on securities available-for-sale	$8,389	$658
Net unrealized loss for funded status of defined benefit plan liability	(1,381)	(671)

	7,008	(13)
Tax effect	(1,472)	3

Net-of-tax amount	$5,536	$(10)